Note 8 - Employee Benefit Plans (Details) - Amounts Recognized in the Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other non- current liabilities:
Accrued benefit liability	$ (300)
Pension Benefits [Member]
Current liabilities:
Accrued benefit liability	(322)	(330)
Other non- current liabilities:
Accrued benefit liability	(30,530)	(22,484)
Accumulated other comprehensive (income) loss	33,545	30,747
Net amount recognized	2,693	7,933
Other Benefits [Member]
Current liabilities:
Accrued benefit liability	(3)	(3)
Other non- current liabilities:
Accrued benefit liability	(60)	(62)
Accumulated other comprehensive (income) loss	(305)	(340)
Net amount recognized	$ (368)	$ (405)